Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Warrants
The Company was issued warrants to purchase up to 5.0 million additional shares of Discovery Offshore stock at a strike price of 11.50 Norwegian Kroner (“NOK”) per share which is exercisable in the event that the Discovery Offshore stock price reaches an average equal to or higher than 23.00 NOK per share for 30 consecutive trading days. As of March 31, 2013, Discovery Offshore’s stock price was 13.80 NOK per share. The warrants are being accounted for as a derivative instrument as the underlying security is readily convertible to cash. Subsequent changes in the fair value of the warrants are recognized to other income (expense). The fair value of the Discovery Offshore warrants was determined using a Monte Carlo simulation (See Note 7).

The following table provides the fair values of the Company’s derivatives:

	Fair Value
Balance Sheet Classification	March 31, 2013	December 31, 2012
	(in thousands)
Derivatives:
Warrants	$4,043	$3,964
Other Assets, Net	$4,043	$3,964

The following table provides the effect of the Company’s derivatives on the Consolidated Statements of Operations:

	Three Months Ended March 31,
		2013	2012
Derivatives	I.	II.
		(in thousands)
Warrants	Other Income (Expense)	$79	$1,048

I.	Classification of Gain (Loss) Recognized in Income (Loss) on Derivative
II.	Amount of Gain (Loss) Recognized in Income (Loss) on Derivative